Business Segments (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2020 a Segments integer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 21, 2018 USD ($) integer	Oct. 04, 2006 a
Reportable business segments | Segments	4
Discontinued Operations, Disposed of by Sale [Member]
Warehouse properties				40
Land parcels				3
Sales price | $		$ 11,700	$ 347,200
Excluded
Warehouse properties				1
Property value | $				$ 11,700
Brooksville
Mining royalty lands acres | a	4,280				4,300
Asset Management
Warehouse properties	2
Industrial acquisition	1
Mining royalty lands
Mining royalty lands acres | a	15,000